CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 1,494,764	$ (831,479)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization (including impairments)	2,930,571	1,700,306
Impairment of assets included in restructuring charges	0	2,445
Gain on sale of affiliate interests	0	(206)
Equity in net loss of affiliates	10,040	1,132
Gain on investments, net	(237,354)	(141,896)
Loss on derivative contracts, net	236,330	53,696
Loss on extinguishment of debt and write-off of deferred financing costs	600,240	127,649
Amortization of deferred financing costs and discounts (premiums) on indebtedness	31,046	27,799
Settlement loss related to pension plan	1,845	3,298
Share-based compensation expense	57,430	14,368
Deferred income taxes	(2,880,154)	(263,989)
Excess tax benefit on share-based awards	0	(31)
Provision for doubtful accounts	74,183	53,249
Change in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable, trade	(89,683)	(58,760)
Other receivables	(12,835)	9,413
Prepaid expenses and other assets	(7,426)	56,395
Amounts due from and due to affiliates	(34,326)	41,351
Accounts payable	73,888	(11,814)
Accrued liabilities	(241,701)	312,871
Deferred revenue	12,310	9,835
Liabilities related to interest rate swap contracts	(921)	78,823
Net cash provided by operating activities	2,018,247	1,184,455
Cash flows from investing activities:
Payment for acquisition, net of cash acquired	(46,703)	(8,988,774)
Net proceeds from sale of affiliate interests	0	13,825
Capital expenditures	(951,349)	(625,541)
Proceeds related to sale of equipment, including costs of disposal	9,743	5,885
Increase in other investments	(4,773)	(4,608)
Settlement of put-call options	(97,410)	0
Additions to other intangible assets	(1,707)	(106)
Net cash used in investing activities	(1,092,199)	(9,599,319)
Cash flows from financing activities:
Proceeds from credit facility debt	5,593,675	5,510,256
Repayment of credit facility debt	(4,411,581)	(9,133,543)
Proceeds from notes payable to affiliates and related parties	0	1,750,000
Issuance of senior notes	0	1,310,000
Proceeds from collateralized indebtedness	838,794	179,388
Repayment of collateralized indebtedness and related derivative contracts	(831,059)	(143,102)
Distributions to stockholders	(919,317)	(365,559)
Repayment of senior notes, including premiums and fees	(1,729,400)	0
Proceeds from notes payable	33,733	0
Excess tax benefit on share-based awards	0	31
Principal payments on capital lease obligations	(15,157)	(18,837)
Additions to deferred financing costs	(8,600)	(203,712)
Proceeds from IPO, net of fees	349,071	0
Contributions from stockholders	1,135	1,246,499
Distributions to noncontrolling interests, net	(335)	0
Net cash provided by (used in) financing activities	(1,099,041)	131,421
Net decrease in cash and cash equivalents	(172,993)	(8,283,443)
Cash, cash equivalents and restricted cash at beginning of year	503,093	8,786,536
Cash, cash equivalents and restricted cash at end of year	$ 330,100	$ 503,093